Nov. 10, 2016
SUPPLEMENT TO THE PROSPECTUS
OF
WELLS FARGO MUNICIPAL INCOME FUNDS
For
Wells Fargo Wisconsin Tax-Free Fund (the "Fund")
Effective immediately, the table entitled "Average Annual Total Returns" in the Fund's prospectus is replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/31/2008	-1.99%	3.14%	3.48%
Class C (before taxes)	12/26/2002	0.90%	3.33%	3.17%
Class C (after taxes on distributions)	12/26/2002	0.90%	3.20%	3.05%
Class C (after taxes on distributions and the sale of Fund Shares)	12/26/2002	1.17%	3.01%	2.96%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		3.30%	5.35%	4.72%
Barclays Municipal Bond: Wisconsin Index (reflects no deduction for fees, expenses, or taxes)		3.18%	4.85%	4.81%

1.
Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares). If these expenses had not been included, returns would be higher. Performance shown reflects calendar year total returns for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.